Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Income Taxes [Line Items]
Increase in valuation allowance due to increase in deferred tax assets	$ 8,900,000	$ 7,500,000
Period for cumulative change in ownership	3 years
Cumulative change in ownership interest percentage	50.00%
Uncertain tax positions	$ 0	$ 0	$ 0
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 115,600,000
Operating loss carryforwards expiration beginning year	2029
Operating loss carryforwards expiration ending year	2037
Net operating loss carryforwards with indefinite life	$ 54,100,000
Income tax credits	$ 300,000
Income tax credit carryforward expiration year	Dec. 31, 2039
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 116,500,000
Operating loss carryforwards expiration beginning year	2030
Operating loss carryforwards expiration ending year	2039
Income tax credits	$ 600,000
Income tax credit carryforward expiration year	Dec. 31, 2039